INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Finite-lived:
Accumulated amortization			¥ (80,960)		¥ (203,098)
Impairment			(8,304)		(26,641)
Impairment loss	$ 4,035	¥ 26,136	8,304	¥ 0
Gross carrying value, intangible assets			288,880		461,768
Net carrying value, intangible Assets	35,819		199,616		232,029
Amortization expense of intangible assets	18,605	¥ 120,521	57,066	¥ 14,178
Estimated amortization expense
2016	16,043				103,924
2017	8,986				58,210
2018	5,323				34,481
2019	3,195				20,698
2020	923				5,980
Thereafter	1,015				6,575
Technology
Finite-lived:
Gross carrying value, finite-lived			113,116		174,851
Accumulated amortization			(36,027)		(89,851)
Impairment					(213)
Net carrying value, finite-lived	13,088		77,089		84,787
Online game licenses
Finite-lived:
Gross carrying value, finite-lived			65,726		62,991
Accumulated amortization			(14,678)		(30,039)
Impairment			(8,304)		(25,639)
Net carrying value, finite-lived	1,129		42,744		7,313
Customer relationship
Finite-lived:
Gross carrying value, finite-lived			30,739		39,385
Accumulated amortization			(3,901)		(13,373)
Net carrying value, finite-lived	4,016		26,838		26,012
User base
Finite-lived:
Gross carrying value, finite-lived			62,563		74,811
Accumulated amortization			(23,750)		(50,216)
Net carrying value, finite-lived	3,797		38,813		24,595
Trademark
Finite-lived:
Gross carrying value, finite-lived			10,432		30,726
Accumulated amortization			(827)		(5,823)
Net carrying value, finite-lived	3,844		9,605		24,903
Domain names
Finite-lived:
Gross carrying value, finite-lived			2,533		3,794
Accumulated amortization			(239)		(1,471)
Impairment					(789)
Net carrying value, finite-lived	237		2,294		1,534
Non-compete agreements
Finite-lived:
Gross carrying value, finite-lived			1,610		1,610
Accumulated amortization			(1,538)		(1,610)
Net carrying value, finite-lived			72
Platform
Finite-lived:
Gross carrying value, finite-lived					71,439
Accumulated amortization					(10,715)
Net carrying value, finite-lived	9,374				60,724
Trade name and domain names
Indefinite-lived:
Gross carrying value, indefinite-lived			2,161		2,161
Net carrying value, indefinite-lived	$ 334		¥ 2,161		¥ 2,161